Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wisconsin Capital Funds, Inc.
Entity Central Index Key	0001395397
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Plumb Balanced Fund
Class Name	Investor Class
Trading Symbol	PLBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Plumb Balanced Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.44%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
Updated Performance Information Location [Text Block]	Visit plumbfunds.com/literature for more recent performance information.
Net Assets	$ 72,464,355
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$72,464,355
Number of Holdings	56
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	5.7%
Alphabet, Inc.	3.3%
Microsoft Corp.	3.3%
Mastercard, Inc.	3.3%
Visa, Inc.	3.2%
MercadoLibre, Inc.	3.1%
Novo Nordisk AS	3.1%
American Express Co.	3.0%
WEX, Inc.	3.0%
Apple, Inc.	2.9%

Top Sectors	(%)
Financials	36.5%
Information Technology	20.6%
Health Care	10.4%
Industrials	9.6%
Consumer Discretionary	7.8%
Energy	7.7%
Communication Services	3.3%
Consumer Staples	1.2%
Cash & Other	2.9%

Updated Prospectus Web Address	plumbfunds.com/literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Plumb Balanced Fund
Class Name	Institutional Class
Trading Symbol	PLIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Plumb Balanced Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Updated Performance Information Location [Text Block]	Visit plumbfunds.com/literature for more recent performance information.
Net Assets	$ 72,464,355
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$72,464,355
Number of Holdings	56
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	5.7%
Alphabet, Inc.	3.3%
Microsoft Corp.	3.3%
Mastercard, Inc.	3.3%
Visa, Inc.	3.2%
MercadoLibre, Inc.	3.1%
Novo Nordisk AS	3.1%
American Express Co.	3.0%
WEX, Inc.	3.0%
Apple, Inc.	2.9%

Top Sectors	(%)
Financials	36.5%
Information Technology	20.6%
Health Care	10.4%
Industrials	9.6%
Consumer Discretionary	7.8%
Energy	7.7%
Communication Services	3.3%
Consumer Staples	1.2%
Cash & Other	2.9%

Updated Prospectus Web Address	plumbfunds.com/literature
Class A
Shareholder Report [Line Items]
Fund Name	Plumb Balanced Fund
Class Name	Class A
Trading Symbol	PLABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Plumb Balanced Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.44%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
Updated Performance Information Location [Text Block]	Visit plumbfunds.com/literature for more recent performance information.
Net Assets	$ 72,464,355
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$72,464,355
Number of Holdings	56
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	5.7%
Alphabet, Inc.	3.3%
Microsoft Corp.	3.3%
Mastercard, Inc.	3.3%
Visa, Inc.	3.2%
MercadoLibre, Inc.	3.1%
Novo Nordisk AS	3.1%
American Express Co.	3.0%
WEX, Inc.	3.0%
Apple, Inc.	2.9%

Top Sectors	(%)
Financials	36.5%
Information Technology	20.6%
Health Care	10.4%
Industrials	9.6%
Consumer Discretionary	7.8%
Energy	7.7%
Communication Services	3.3%
Consumer Staples	1.2%
Cash & Other	2.9%

Updated Prospectus Web Address	plumbfunds.com/literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Plumb Equity Fund
Class Name	Investor Class
Trading Symbol	PLBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Plumb Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.50%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%
Updated Performance Information Location [Text Block]	Visit plumbfunds.com/literature for more recent performance information.
Net Assets	$ 27,299,475
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$27,299,475
Number of Holdings	27
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	9.8%
Alphabet, Inc.	5.3%
First American Government Obligations Fund	5.0%
Intuitive Surgical, Inc.	4.9%
MercadoLibre, Inc.	4.5%
Microsoft Corp.	4.3%
Adobe, Inc.	4.2%
Mastercard, Inc.	4.2%
Novo Nordisk AS	4.1%
Apple, Inc.	4.1%

Top Sectors	(%)
Information Technology	35.7%
Financials	20.4%
Health Care	15.0%
Consumer Discretionary	6.9%
Industrials	6.4%
Communication Services	5.3%
Consumer Staples	3.1%
Energy	2.2%
Cash & Other	5.0%

Updated Prospectus Web Address	plumbfunds.com/literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Plumb Equity Fund
Class Name	Institutional Class
Trading Symbol	PLIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Plumb Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Updated Performance Information Location [Text Block]	Visit plumbfunds.com/literature for more recent performance information.
Net Assets	$ 27,299,475
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$27,299,475
Number of Holdings	27
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	9.8%
Alphabet, Inc.	5.3%
First American Government Obligations Fund	5.0%
Intuitive Surgical, Inc.	4.9%
MercadoLibre, Inc.	4.5%
Microsoft Corp.	4.3%
Adobe, Inc.	4.2%
Mastercard, Inc.	4.2%
Novo Nordisk AS	4.1%
Apple, Inc.	4.1%

Top Sectors	(%)
Information Technology	35.7%
Financials	20.4%
Health Care	15.0%
Consumer Discretionary	6.9%
Industrials	6.4%
Communication Services	5.3%
Consumer Staples	3.1%
Energy	2.2%
Cash & Other	5.0%

Updated Prospectus Web Address	plumbfunds.com/literature
Class A
Shareholder Report [Line Items]
Fund Name	Plumb Equity Fund
Class Name	Class A
Trading Symbol	PLAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Plumb Equity Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.50%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%
Updated Performance Information Location [Text Block]	Visit plumbfunds.com/literature for more recent performance information.
Net Assets	$ 27,299,475
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$27,299,475
Number of Holdings	27
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	9.8%
Alphabet, Inc.	5.3%
First American Government Obligations Fund	5.0%
Intuitive Surgical, Inc.	4.9%
MercadoLibre, Inc.	4.5%
Microsoft Corp.	4.3%
Adobe, Inc.	4.2%
Mastercard, Inc.	4.2%
Novo Nordisk AS	4.1%
Apple, Inc.	4.1%

Top Sectors	(%)
Information Technology	35.7%
Financials	20.4%
Health Care	15.0%
Consumer Discretionary	6.9%
Industrials	6.4%
Communication Services	5.3%
Consumer Staples	3.1%
Energy	2.2%
Cash & Other	5.0%

Updated Prospectus Web Address	plumbfunds.com/literature